FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENT
Schedule of financial assets and liabilities measured at fair value on a recurring basis

The following table sets out the Company's financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2019 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables	$—	$8,320	$—	$8,320
Equity securities (FVOCI)	69,967	16,285	—	86,252
Other securities (FVTPL)	9,119	—	—	9,119
Fair value of derivative financial instruments	—	9,519	—	9,519
Total financial assets	$79,086	$34,124	$—	$113,210

The following table sets out the Company’s financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2018 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables	$—	$10,055	$—	$10,055
Equity securities (FVOCI)	61,245	15,287	—	76,532
Fair value of derivative financial instruments	—	180	—	180
Total financial assets	$61,245	$25,522	$—	$86,767

Financial liabilities:
Fair value of derivative financial instruments	$—	$8,325	$—	$8,325
Total financial liabilities	$—	$8,325	$—	$8,325